Segment Disclosures	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Disclosures [Text Block]
Note 18 – Segment Disclosures
Our reportable segments are Central, Northeast G&P, Atlantic-Gulf, West, and NGL & Petchem Services. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)
Performance Measurement
Prior to the first quarter of 2015, we evaluated segment operating performance based upon Segment profit (loss) from operations. Beginning in the first quarter of 2015, we evaluate segment operating performance based upon Modified EBITDA (earnings before interest, taxes, depreciation, and amortization). This measure represents the basis of our internal financial reporting and is the primary performance measure used by our chief operating decision maker in measuring performance and allocating resources among our reportable segments. Prior period segment disclosures have been recast to reflect this change. Intersegment revenues primarily represent the sale of NGLs from our natural gas processing plants to our marketing business.
We define Modified EBITDA as follows:

•	Net income (loss) before:

◦	Provision (benefit) for income taxes;

◦	Interest incurred, net of interest capitalized;

◦	Equity earnings (losses);

◦	Impairment of equity-method investments;

◦	Other investing income (loss) – net;

◦	Impairment of goodwill;

◦	Depreciation and amortization expenses;

◦	Accretion expense associated with asset retirement obligations for nonregulated operations.

•
This measure is further adjusted to include our proportionate share (based on ownership interest) of Modified EBITDA from our equity-method investments calculated consistently with the definition described above.

The following geographic area data includes Revenues from external customers based on product shipment origin and Long-lived assets based upon physical location.

	United States	Canada	Total
	(Millions)
Revenues from external customers:
2015	$7,228	$103	$7,331
2014	7,212	197	7,409
2013	6,685	150	6,835

Long-lived assets:
2015	$37,586	$1,030	$38,616
2014	37,798	1,095	38,893
2013	18,776	1,137	19,913
Long-lived assets are comprised of property, plant, and equipment, goodwill, and other intangible assets.
The following table reflects the reconciliation of Segment revenues to Total revenues as reported in the Consolidated Statement of Comprehensive Income (Loss) and Other financial information.

	Central	Northeast G&P	Atlantic- Gulf	West	NGL & Petchem Services	Eliminations	Total
	(Millions)
2015
Segment revenues:
Service revenues
External	$1,261	$803	$1,877	$1,055	$139	$—	$5,135
Internal	26	7	4	—	—	(37)	—
Total service revenues	1,287	810	1,881	1,055	139	(37)	5,135
Product sales
External	—	109	287	36	1,764	—	2,196
Internal	—	18	176	221	157	(572)	—
Total product sales	—	127	463	257	1,921	(572)	2,196
Total revenues	$1,287	$937	$2,344	$1,312	$2,060	$(609)	$7,331

Other financial information:
Proportional Modified EBITDA of equity-method investments	$36	$349	$257	$—	$42	$15	$699
2014
Segment revenues:
Service revenues
External	$666	$549	$1,497	$1,050	$126	$—	$3,888
Internal	12	1	4	—	—	(17)	—
Total service revenues	678	550	1,501	1,050	126	(17)	3,888
Product sales
External	—	225	499	70	2,727	—	3,521
Internal	—	5	354	476	259	(1,094)	—
Total product sales	—	230	853	546	2,986	(1,094)	3,521
Total revenues	$678	$780	$2,354	$1,596	$3,112	$(1,111)	$7,409

Other financial information:
Proportional Modified EBITDA of equity-method investments	$25	$198	$151	$—	$50	$7	$431
2013
Segment revenues:
Service revenues
External	$—	$335	$1,414	$1,053	$112	$—	$2,914
Internal	—	—	10	1	—	(11)	—
Total service revenues	—	335	1,424	1,054	112	(11)	2,914
Product sales
External	—	166	830	64	2,861	—	3,921
Internal	—	—	95	708	294	(1,097)	—
Total product sales	—	166	925	772	3,155	(1,097)	3,921
Total revenues	$—	$501	$2,349	$1,826	$3,267	$(1,108)	$6,835

Other financial information:
Proportional Modified EBITDA of equity-method investments	$—	$15	$144	$—	$50	$—	$209
The following table reflects the reconciliation of Modified EBITDA to Net income (loss) as reported in the Consolidated Statement of Comprehensive Income (Loss),

	Years Ended December 31,
	2015	2014	2013
	(Millions)
Modified EBITDA by segment:
Central	$840	$419	$—
Northeast G&P	753	618	114
Atlantic-Gulf	1,523	1,065	1,013
West	557	823	924
NGL & Petchem Services	321	324	395
Other	9	(5)	1
	4,003	3,244	2,447
Accretion expense associated with asset retirement obligations for nonregulated operations	(28)	(17)	(14)
Depreciation and amortization expenses	(1,702)	(1,151)	(791)
Impairment of goodwill	(1,098)	—	—
Equity earnings (losses)	335	228	104
Impairment of equity-method investments	(1,359)	—	—
Other investing income (loss) – net	2	2	(1)
Proportional Modified EBITDA of equity-method investments	(699)	(431)	(209)
Interest expense	(811)	(562)	(387)
(Provision) benefit for income taxes	(1)	(29)	(30)
Net income (loss)	$(1,358)	$1,284	$1,119

The following table reflects Total assets, Investments, and Additions to long-lived assets by reportable segments:

	Total Assets at December 31,		Investments at December 31,		Additions to Long-Lived Assets at December 31,
	2015	2014	2015	2014	2015	2014	2013
	(Millions)
Central (1)	$13,914	$14,756	$1,050	$1,557	$363	$13,016	$—
Northeast G&P (1)	13,827	15,028	4,823	5,338	560	4,497	1,376
Atlantic-Gulf	12,171	11,114	959	985	1,573	1,593	1,072
West (1)	5,035	5,174	—	—	225	698	210
NGL & Petchem Services	3,306	3,510	504	519	236	601	746
Other corporate assets	350	501	—	—	3	8	5
Eliminations (2)	(733)	(835)	—	—	—	—	—
Total	$47,870	$49,248	$7,336	$8,399	$2,960	$20,413	$3,409

(1)
2014 Additions to long-lived assets primarily includes the acquisition-date fair value of long-lived assets from the ACMP Acquisition (Note 2 – Acquisitions). In conjunction with recasting the additions to long-lived assets for the segment change effective January 1, 2016, as described in Note 1, we corrected the amount previously reported for the West segment for the 2014 period. The correction reclassified $530 million of additions associated with operations in the Niobrara Shale region from the previously reported Access Midstream segment to the West segment, with no change in total additions to long-lived assets for 2014.

(2)	Eliminations primarily relate to the intercompany accounts receivable generated by our cash management program.